Goodwill and Intangible Assets	6 Months Ended
Jun. 30, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

3. Goodwill and Intangible Assets

Goodwill

Goodwill represents the excess of the purchase price over the identifiable tangible and intangible assets acquired plus liabilities assumed arising from business combinations. The carrying amount of goodwill was $219.4 million for the periods ended June 30, 2017 and 2018 as there has been no acquisition activity in these periods. Goodwill and other intangible balances are tested for impairment on an annual basis during the fourth quarter, or sooner if an indicator of impairment occurs. No triggering events have occurred during the six months ended June 30, 2017 and 2018 that would indicate a potential impairment of goodwill.

Intangible Assets

Total cost and accumulated amortization of intangible assets is comprised of the following:

	Weighted Average Useful Life	As of
		December 31, 2017	June 30, 2018
	(In years)	(In thousands)
Intangible assets, net
Customer lists	15	$42,500	$42,500
Developed technology	9.6	42,000	42,000
Trade names and trademarks	17	24,500	24,500
Order backlog	1.5	1,100	1,100
Non-competition agreements and related items	4.4	810	810

Total intangible assets		110,910	110,910
Less: Accumulated amortization		(29,725)	(34,137)

Total intangible assets, net		$81,185	$76,773

Amortization expense of intangible assets was $4.4 million for the six months ended June 30, 2017, and was $4.4 million for the six months ended June 30, 2018. Amortization expense is included in the condensed consolidated statements of operations for the six months ended June 30, 2017 and 2018 as follows:

	Six Months Ended June 30,
	2017	2018
	(In thousands)
Cost of revenue—license	$2,016	$2,016
Cost of revenue—subscription	192	192
Research and development	81	68
Sales and marketing	2,139	2,136

Total amortization of acquired intangibles	$4,428	$4,412

Periodically, the Company evaluates intangible assets for possible impairment. There were no impairments for intangible assets during the six months ended June 30, 2017 and 2018.